Debt	3 Months Ended
Mar. 31, 2012
Debt [Abstract]
Debt

Note 8. Debt

Long-term debt and short-term borrowings consisted of the following, excluding securitized vacation ownership debt (in millions):

	March 31,	December 31,
	2012	2011
Senior Credit Facility:
Revolving Credit Facility, maturing 2013	$—	$—
Senior Notes, interest at 6.25%, maturing 2013	500	500
Senior Notes, interest at 7.875%, maturing 2014	498	497
Senior Notes, interest at 7.375%, maturing 2015	450	450
Senior Notes, interest at 6.75%, maturing 2018	400	400
Senior Notes, interest at 7.15%, maturing 2019	245	245
Mortgages and other, interest rates ranging from 1.00% to 9.00%, various maturities	107	105

	2,200	2,197
Less current maturities	(552)	(3)

Long-term debt	$1,648	$2,194

During the three months ended March 31, 2011, the Company entered into two interest rate swaps with a total notional amount of $100 million, which the Company pays floating and receives fixed interest rates.